AST PRUDENTIAL CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.7%
Asset-Backed Securities — 16.9%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	4,300	$ 4,166,509
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	3,600	3,552,178
Series 2019-02A, Class A, 144A
3.350%	09/22/25	6,300	5,958,622
Series 2019-03A, Class A, 144A
2.360%	03/20/26	11,600	10,158,885
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,500	4,834,694
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,705	9,645,421
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	10,512	10,513,701
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	300	295,777
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	4,600	4,648,021
Series 2019-01A, Class A, 144A
3.630%	09/14/27	11,100	10,825,621
			64,599,429
Collateralized Loan Obligations — 9.4%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.293%(c)	04/20/32	15,000	13,832,915
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.931%(c)	07/15/31	5,000	4,620,257
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.111%(c)	07/15/29	2,500	2,383,435
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.181%(c)	10/15/28	6,500	6,309,123
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.876%(c)	07/17/28	9,900	9,618,738
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.762%(c)	05/17/31	5,000	4,549,988
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
3.249%(c)	10/15/32	1,000	930,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.219%(c)	10/18/26	2,423	$ 2,407,436
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.859%(c)	04/20/31	7,000	6,465,652
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.951%(c)	07/15/31	10,000	9,236,852
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.841%(c)	04/15/31	15,000	13,912,765
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.661%(c)	04/15/27	12,895	12,641,639
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.904%(c)	04/25/31	15,000	13,774,226
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.196%(c)	10/23/32	41,500	38,047,183
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.098%(c)	10/12/30	1,500	1,388,125
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.951%(c)	07/15/31	10,000	9,116,263
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.874%(c)	04/26/31	15,100	14,048,866
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.149%(c)	07/20/32	8,000	7,286,153
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.846%(c)	07/17/29	10,000	9,505,249
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.209%(c)	07/20/32	12,500	11,434,708
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.966%(c)	01/17/31	4,000	3,768,365
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.943%(c)	07/16/31	6,000	5,629,140
A1

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.981%(c)	07/15/31	10,000	$ 9,239,431
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.979%(c)	10/20/31	15,000	13,865,200
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.001%(c)	07/15/31	16,750	15,509,726
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.864%(c)	01/26/31	4,000	3,672,658
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.076%(c)	01/17/30	6,750	6,331,463
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	16,000	14,842,790
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	01/25/31	5,000	4,662,597
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	4,500	4,189,510
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.159%(c)	07/20/32	10,000	9,077,279
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/29	7,750	7,309,696
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	15,000	14,004,415
			303,612,463
Consumer Loans — 0.8%
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27	5,800	5,077,188
Series 2019-02A, Class A, 144A
2.780%	04/20/28	3,900	3,392,423
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	1,900	1,600,993
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	41	40,573
Series 2017-01A, Class B, 144A
2.790%	09/14/32	1,500	1,331,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Funding LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	$ 4,516,855
Series 2018-C, Class A, 144A
4.100%	10/08/24	3,700	3,411,010
Series 2018-D, Class A, 144A
4.150%	12/09/24	2,600	2,401,083
Series 2019-A, Class A, 144A
3.080%	08/08/25	3,900	3,338,029
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	08/25/25	1,800	1,657,544
			26,766,976
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	6,800	7,944,310
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,900	6,556,359
Home Equity Loans — 0.4%
ABFC Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
1.772%(c)	08/25/33	271	254,262
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
1.647%(c)	06/25/34	1,609	1,451,495
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
1.587%(c)	05/25/34	953	808,926
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	12/25/34	998	858,092
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)
2.447%(c)	03/25/43	766	697,047
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.240%)
1.427%(c)	01/25/34	2,734	2,460,576
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
1.647%(c)	09/25/34	749	648,384
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	04/25/34	1,619	1,519,536

A2

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.967%(c)	10/25/33	111	$ 104,482
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
1.687%(c)	01/25/34	1,436	1,295,335
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
2.522%(c)	11/25/32	388	373,308
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
1.587%(c)	08/25/33	819	723,637
			11,195,080
Manufactured Housing — 0.2%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	7,413	7,455,707
Other — 0.3%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.747%(c)	06/25/24	9,800	8,363,859
Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
1.547%(c)	02/25/34	225	195,531
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
1.727%(c)	10/25/34	796	730,925
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6
4.634%(cc)	03/25/35	14	14,459
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	11/25/34	728	695,533
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.418%(cc)	05/25/35	53	51,652
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	1,969	1,769,341
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	1,076	1,051,272
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,183	3,211,451
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	1,163	1,161,192
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
3.422%(c)	06/25/34		750	$ 722,437
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)
2.792%(c)	01/25/35		696	648,377
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
1.787%(c)	08/25/34		438	428,895
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.887%(c)	09/25/34		2,369	2,120,108
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	8,356	9,197,445
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,172	2,102,812
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		5,824	5,828,201
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	10/25/59		2,306	2,255,020
				32,184,651
Student Loans — 2.4%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	01/25/41		369	365,875
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		5,852	5,991,143
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		3,000	3,011,787
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68		4,700	4,787,670
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		12,297	12,764,123
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		20,183	20,699,828
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		16,401	16,162,897
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,500	5,497,363
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		7,200	6,966,107
				76,246,793

Total Asset-Backed Securities (cost $575,908,506)				544,925,627

A3

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans — 0.2%
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Repriced Euro Term Loan B3 (2020 Euro), 1 Month EURIBOR + 2.500%
2.500%(c)	11/21/24	EUR	318	$ 322,463
Pharmaceuticals — 0.1%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.750%
4.750%(c)	04/13/26	EUR	2,200	2,153,412
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.072%(c)	04/20/26		863	659,703
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	583	353,777
Term B, 3 - 6 Month GBP LIBOR + 4.750%
5.475%(c)	02/06/25	GBP	794	748,112
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	1,752	1,493,922
				3,255,514

Total Bank Loans (cost $7,650,530)				5,731,389
Commercial Mortgage-Backed Securities — 22.6%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61		11,300	12,501,033
Series 2019-BN20, Class A2
2.758%	09/15/62		17,000	17,374,794
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		24,000	23,787,302
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
1.427%(c)	03/15/37		6,835	6,338,855
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51		7,550	8,119,575
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		27,500	27,691,716
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		9,000	9,434,544
Series 2019-CD08, Class A3
2.657%	08/15/57		25,000	25,251,240
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		19,000	19,109,862
Series 2016-C07, Class A2
3.585%	12/10/54		13,656	14,186,926
Series 2016-C07, Class A3
3.839%	12/10/54		14,766	15,558,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	6,771	$ 7,075,047
Series 2015-GC27, Class A2
2.687%	02/10/48	2,603	2,601,166
Series 2015-GC31, Class A3
3.497%	06/10/48	22,532	23,255,997
Series 2017-C04, Class A3
3.209%	10/12/50	9,800	9,987,435
Series 2019-GC41, Class A4
2.620%	08/10/56	10,000	10,112,312
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	6,567	6,939,758
Series 2014-CR20, Class A3
3.326%	11/10/47	17,000	17,687,149
Series 2014-UBS04, Class A3
3.430%	08/10/47	15,300	15,545,051
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,198,150
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	15,210,362
Series 2015-LC21, Class A3
3.445%	07/10/48	19,100	20,053,663
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,278,052
Series 2015-PC01, Class A5
3.902%	07/10/50	4,620	4,854,928
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	11,984,014
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	21,773	22,299,675
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	7,739,686
Series 2018-CX12, Class A3
3.959%	08/15/51	7,000	7,429,878
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	11,539,002
Fannie Mae-Aces,
Series 2015-M17, Class A2
2.931%(cc)	11/25/25	10,700	11,359,996
Series 2018-M04, Class A2
3.045%(cc)	03/25/28	9,750	10,627,415
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.456%(cc)	06/25/20	16,041	160
Series K020, Class X1, IO
1.368%(cc)	05/25/22	42,221	1,020,282
Series K021, Class X1, IO
1.420%(cc)	06/25/22	23,392	597,373
Series K024, Class X1, IO
0.817%(cc)	09/25/22	37,482	648,467
Series K025, Class X1, IO
0.815%(cc)	10/25/22	30,244	532,523

A4

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K052, Class X1, IO
0.660%(cc)	11/25/25	128,110	$ 3,917,515
Series K055, Class X1, IO
1.364%(cc)	03/25/26	27,404	1,886,166
Series K070, Class A2
3.303%(cc)	11/25/27	8,700	9,864,505
Series K072, Class A2
3.444%	12/25/27	4,300	4,920,006
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	9,294,437
Series K077, Class A2
3.850%(cc)	05/25/28	17,965	21,033,300
Series K081, Class A2
3.900%(cc)	08/25/28	21,830	25,998,930
Series K089, Class A2
3.563%	01/25/29	7,500	8,729,037
Series K097, Class X1, IO
1.089%(cc)	07/25/29	49,987	4,173,519
Series Q001, Class XA, IO
2.217%(cc)	02/25/32	28,520	3,638,761
Series W5FX, Class AFX
3.092%(cc)	04/25/28	5,230	5,821,452
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	4,615	4,828,127
Series 2014-GC26, Class A4
3.364%	11/10/47	8,000	8,313,502
Series 2019-GC42, Class A3
2.749%	09/01/52	22,000	22,386,910
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	1,609	1,607,152
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,680	5,661,607
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,510,825
Series 2013-C09, Class A3
2.834%	05/15/46	11,944	11,963,504
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,207,931
Series 2019-H07, Class A3
3.005%	07/15/52	5,300	5,501,114
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	8,300	8,267,992
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	11,178,624
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	12,772,872
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	10,723,922
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	4,111	4,140,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C06, Class A3
2.971%	04/10/46	12,184	$ 12,306,606
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,610	3,706,992
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,079,539
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,017,893
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	9,761,698
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,165,758
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	15,379,434
Series 2019-C49, Class A3
3.749%	03/15/52	13,200	13,780,046
Series 2019-C52, Class A4
2.643%	08/15/52	6,400	6,404,344

Total Commercial Mortgage-Backed Securities (cost $711,294,851)			726,875,984
Corporate Bonds — 31.3%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	4,550	3,986,918
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	5,100	3,583,331
7.875%	04/15/27	4,690	3,233,790
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	2,995	3,309,601
			14,113,640
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	2,950	2,963,789
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	1,244	1,325,722
			4,289,511
Airlines — 0.5%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	3,503	3,773,794
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	874	845,179
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	7,770	7,150,796

A5

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(h)	2,951	$ 2,738,339
			14,508,108
Auto Manufacturers — 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.258%(c)	04/12/21	1,090	1,072,940
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	17,795	16,617,551
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	3,510	2,997,575
6.250%	10/02/43	3,650	2,894,529
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.728%(c)	04/09/21	1,260	1,158,031
Gtd. Notes
3.150%	06/30/22	12,500	11,340,381
3.550%	04/09/21	950	908,755
Sr. Unsec’d. Notes
2.900%	02/26/25	775	669,536
			37,659,298
Auto Parts & Equipment — 0.2%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	725	671,106
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	3,375	2,599,399
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	1,000	867,181
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	1,634	1,532,119
			5,669,805
Banks — 10.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23	1,000	968,077
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,567,129
3.848%	04/12/23	1,400	1,401,507
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	–(a)(rr)	1,490	1,569,154
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)	10,890	10,177,695
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	3	3,058
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,346	1,393,009
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30	7,195	$ 7,298,964
3.824%(ff)	01/20/28	8,055	8,434,077
4.271%(ff)	07/23/29	1,010	1,094,249
Sub. Notes, MTN
4.450%	03/03/26	6,375	6,856,390
Sub. Notes, Series L, MTN
3.950%	04/21/25	8,575	8,983,661
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	5,480	5,886,096
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	7,590	7,631,012
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	2,060	2,014,340
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	2,575	2,279,795
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	4,975	4,646,291
Jr. Sub. Notes, Series T
6.250%(ff)	–(rr)	3,315	3,399,006
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	545	465,053
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	9,855	9,538,051
3.668%(ff)	07/24/28	2,000	2,068,404
3.700%	01/12/26	1,940	2,062,362
3.887%(ff)	01/10/28	1,540	1,608,150
8.125%	07/15/39	945	1,473,169
Sub. Notes
4.600%	03/09/26	1,070	1,142,851
4.750%	05/18/46	3,835	4,160,781
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,700	1,710,677
3.800%	06/09/23	5,555	5,679,509
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	10,250	10,200,344
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.041%(c)	02/04/21	2,300	2,274,740
Sr. Unsec’d. Notes
4.250%	02/04/21	2,125	2,044,664
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,960	3,821,763
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,700	2,661,527
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	5,855	5,877,139

A6

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	7,490	$ 6,684,734
Jr. Sub. Notes, Series O
5.300%(ff)	–(a)(rr)	1,035	993,076
Sr. Unsec’d. Notes
3.500%	11/16/26	4,640	4,741,185
3.750%	02/25/26	1,290	1,343,652
3.850%	01/26/27	3,850	3,937,696
Sub. Notes
6.750%	10/01/37	1,600	2,113,875
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	980	1,003,994
4.292%(ff)	09/12/26(a)	1,000	1,044,594
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	1,200	1,207,213
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	6,055	5,717,292
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	–(rr)	2,127	1,907,752
Jr. Sub. Notes, Series Z
5.300%(ff)	–(rr)	7,950	7,414,084
Sr. Unsec’d. Notes
3.200%	06/15/26	5,930	6,150,335
3.509%(ff)	01/23/29	1,310	1,362,652
3.782%(ff)	02/01/28	5,075	5,406,743
3.964%(ff)	11/15/48	3,690	4,270,552
4.005%(ff)	04/23/29	23,820	25,733,763
4.500%	01/24/22	8,500	8,875,675
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.250%	08/14/22	17,600	17,536,505
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	6,000	6,088,274
Morgan Stanley,
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	2,590	3,154,982
Sr. Unsec’d. Notes, GMTN
3.591%(ff)	07/22/28	2,055	2,132,140
3.750%	02/25/23	5,340	5,563,275
3.772%(ff)	01/24/29	3,610	3,805,678
3.875%	01/27/26	1,105	1,183,082
4.431%(ff)	01/23/30	21,270	23,570,326
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	8,155	8,417,370
Sub. Notes, GMTN
4.350%	09/08/26	7,000	7,497,238
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	590,320
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	3,370	3,499,866
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		15,000	$ 15,007,019
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		7,290	7,218,000
3.126%(ff)	08/13/30		7,740	7,544,061
				337,109,697
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		4,500	5,179,909
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		2,540	2,568,147
				7,748,056
Building Materials — 0.2%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		5,000	4,831,192
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		2,915	2,830,127
				7,661,319
Chemicals — 0.7%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		2,560	2,436,134
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)		5,000	4,158,104
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)		1,950	2,096,488
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		250	254,921
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,800	1,578,830
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45		4,910	5,350,528
OCI NV (Netherlands),
Sr. Sec’d. Notes
3.125%	11/01/24	EUR	1,980	1,925,618
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		2,060	872,905
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Gtd. Notes
6.500%	10/01/26	EUR	3,200	2,795,580
				21,469,108

A7

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.8%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		5,690	$ 5,570,986
7.000%	10/15/37		2,050	2,564,791
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		2,200	2,228,075
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		5,000	5,233,737
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,100	652,188
5.750%	07/15/27	EUR	5,100	3,009,263
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,955	2,885,683
5.250%	01/15/30		2,980	2,978,191
5.500%	05/15/27		520	513,099
				25,636,013
Diversified Financial Services — 0.5%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		5,000	5,137,324
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		4,895	4,835,572
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		1,975	1,784,499
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		915	767,951
8.125%	07/15/23		1,190	1,165,125
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,100	1,280,854
				14,971,325
Electric — 2.9%
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		2,300	2,549,160
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)		3,600	3,432,212
Sr. Unsec’d. Notes
5.750%	01/15/25(a)		1,655	1,562,044
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28(a)		6,000	5,528,100
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		1,750	1,955,144
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		2,300	2,587,961
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Commonwealth Edison Co., (cont’d.)
6.450%	01/15/38	2,110	$ 2,779,829
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	3,670	4,178,715
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	8,945	8,697,783
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	2,030	2,179,475
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	1,385	1,534,615
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, EMTN
6.350%	08/10/28	1,965	1,672,844
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	5,450	4,606,773
7.125%	02/11/25	2,110	1,497,208
Sr. Unsec’d. Notes, 144A, EMTN
6.750%	08/06/23(a)	400	297,274
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	2,700	3,074,618
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	2,360	3,115,048
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	855	960,896
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	1,000	1,601,556
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,385	2,402,008
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	4,475	5,012,069
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	725	746,449
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	660	678,000
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	2,930	2,539,683
5.000%	03/15/44	1,500	1,556,234
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	3,750	3,763,373
Public Service Co. of Colorado,
First Mortgage
3.200%	03/01/50	5,350	5,792,156

A8

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		1,125	$ 1,286,725
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		3,550	3,719,044
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		1,025	986,108
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series L
3.850%	02/01/48		4,655	4,368,403
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,051	3,095,499
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49		4,445	4,210,032
				93,967,038
Electrical Components & Equipment — 0.2%
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26	EUR	7,981	7,935,323
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,274,268
4.250%	10/31/26		1,516	1,309,025
				2,583,293
Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26		3,450	1,436,315
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes
4.750%	05/22/25	EUR	1,745	1,175,936
				2,612,251
Foods — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,430	2,452,800
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		550	567,428
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		935	858,823
4.875%	10/01/49(a)		6,035	5,631,476
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		2,415	2,654,561
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24	EUR	2,360	2,342,560
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		2,975	$ 2,989,562
				17,497,210
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		3,620	4,466,880
Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		1,200	1,467,824
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		235	226,765
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		3,210	3,286,534
				4,981,123
Healthcare-Products — 0.3%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,760	4,342,202
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	658,515
2.250%	03/07/39	EUR	805	909,760
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,350	2,163,697
1.875%	10/01/49	EUR	1,525	1,329,940
				9,404,114
Healthcare-Services — 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		2,250	2,965,753
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		2,505	2,561,636
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		10,345	10,427,607
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		890	856,284
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24		10,000	10,356,440
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29		7,620	7,253,170
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		2,000	2,402,840

A9

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		365	$ 367,839
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26		1,765	1,783,184
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		6,540	6,248,400
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		3,360	4,013,271
				49,236,424
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		870	755,380
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,215	1,129,123
6.000%	09/01/23		2,000	1,926,274
				3,810,777
Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,250	2,289,004
Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,630	1,676,871
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20		1,700	1,710,489
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,100	2,302,996
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		2,155	2,596,377
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	760,942
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	252,013
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	2,137,163
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		890	1,010,457
6.850%	12/16/39		246	339,211
				12,786,519
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		4,500	$ 4,048,782
3.500%	08/18/26		1,550	1,420,406
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,100	1,034,745
				6,503,933
Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,950	2,049,006
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		1,840	1,833,006
5.125%	05/01/23		3,150	3,182,718
5.375%	06/01/29		1,000	1,029,452
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,210	1,324,228
6.384%	10/23/35		4,300	5,111,539
6.484%	10/23/45		1,000	1,221,686
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)		4,000	3,438,765
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		1,900	2,060,960
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		7,280	7,438,948
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		2,295	1,864,600
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		2,030	2,005,944
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		2,200	2,210,402
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	3,100	3,615,569
				36,337,817
Mining — 0.2%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		850	990,879
7.500%	07/27/35		1,700	2,006,263

A10

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41	5,350	$ 4,618,358
			7,615,500
Miscellaneous Manufacturing — 0.1%
Enerpac Tool Group Corp.,
Gtd. Notes
5.625%	06/15/22	2,390	2,209,326
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	3,495	3,541,717
2.200%	07/18/20(a)	1,365	1,370,327
2.750%	01/06/23	970	1,011,808
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	2,000	2,604,951
			8,528,803
Oil & Gas — 1.7%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	7,825	5,690,750
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	650	186,422
10.000%	04/01/22	400	213,984
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	880	399,328
6.750%	11/15/39	1,980	945,324
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47(a)	4,570	3,515,036
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	489	385,421
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	7,100	3,904,615
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41(a)	1,895	1,202,006
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	2,238	2,268,115
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	2,205	2,195,458
4.750%	04/19/27	500	483,389
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	6,000	2,767,542
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	2,620	1,368,714
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24(a)		2,000	$ 1,635,774
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		7,000	2,702,242
6.450%	09/15/36		55	26,188
6.950%	07/01/24		3,110	1,779,655
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,640	768,889
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	EUR	1,820	1,866,904
6.625%	01/16/34	GBP	2,520	2,854,442
7.375%	01/17/27(a)		1,770	1,813,635
8.750%	05/23/26		680	733,854
Gtd. Notes, 144A
5.093%	01/15/30(a)		1,211	1,101,610
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	2,600	1,998,226
6.350%	02/12/48(a)		2,644	1,655,027
6.500%	01/23/29		200	144,231
Gtd. Notes, 144A
6.490%	01/23/27		5,091	3,756,449
6.840%	01/23/30		300	216,783
7.690%	01/23/50		621	424,046
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	790	575,155
4.875%	02/21/28	EUR	2,950	2,359,854
Sr. Unsec’d. Notes
5.500%	01/21/21		740	711,504
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,000	574,404
5.000%	08/15/22		50	37,486
5.000%	03/15/23(a)		1,950	1,423,537
Gtd. Notes, 144A
9.250%	02/01/26(a)		2,150	1,320,734
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21(a)		440	294,992
				56,301,725
Oil & Gas Services — 0.2%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		3,935	5,130,144
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,250	1,335,394
Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		3,640	3,814,041

A11

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
4.500%	05/14/35		4,430	$ 4,907,175
4.700%	05/14/45		5,155	5,791,359
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		6,315	7,136,274
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		2,046	2,096,591
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		500	473,360
5.250%	01/30/30(a)		500	473,268
7.000%	01/15/28(a)		595	616,618
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		7,500	7,692,900
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/24(a)(h)		6,695	7,098,119
4.125%	06/15/39(a)		980	1,177,801
4.250%	10/26/49		2,060	2,605,379
4.625%	05/15/44		2,000	2,531,475
5.000%	08/15/45		1,190	1,590,284
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		5,355	5,636,926
4.300%	03/25/28		1,550	1,644,988
4.780%	03/25/38		935	1,019,460
5.125%	07/20/45(a)		1,875	2,149,947
5.300%	12/05/43(a)		645	751,930
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,555	1,146,204
Mylan NV,
Gtd. Notes
5.250%	06/15/46		1,190	1,204,667
Nidda BondCo GmbH (Germany),
Gtd. Notes
5.000%	09/30/25	EUR	3,211	3,021,664
				64,580,430
Pipelines — 1.2%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		2,860	2,409,231
6.250%	04/15/49		5,080	4,299,644
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)		3,195	1,943,601
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41		1,600	1,525,393
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50		7,505	6,387,071
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		2,525	$ 1,793,486
4.875%	06/01/25		5,275	4,411,009
5.200%	03/01/47		290	231,200
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)		600	571,238
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		3,400	2,981,746
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		6,410	4,982,536
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		340	134,495
5.450%	04/01/44		1,925	718,827
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21		2,100	1,811,104
4.850%	03/01/48		165	154,213
5.100%	09/15/45		3,500	3,321,028
5.400%	03/04/44		2,000	1,802,177
				39,477,999
Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		3,300	2,827,168
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	4,000	4,351,591
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		10,050	9,523,416
				16,702,175
Retail — 0.8%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		2,000	1,439,379
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.536%(c)	04/17/20		814	810,953
Sr. Unsec’d. Notes
4.200%	05/15/28(a)		8,614	8,763,322
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	2,800	2,347,657
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,600	4,927,351
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		4,175	3,591,672

A12

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		340	$ 242,913
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		2,500	2,038,875
				24,162,122
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		3,475	3,619,375
Software — 0.1%
IQVIA, Inc.,
Gtd. Notes, 144A
2.250%	01/15/28	EUR	2,700	2,725,430
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,250	1,559,830
				4,285,260
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27		1,075	1,116,944
4.500%	03/09/48(a)		729	790,213
5.150%	03/15/42		165	189,787
5.350%	09/01/40		456	529,739
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		2,970	2,719,456
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		9,000	8,906,703
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		850	810,010
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32(a)		1,500	1,984,958
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		2,779	2,865,973
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48		1,620	2,042,542
				21,956,325
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23(a)		891	914,475
Transportation — 0.2%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		327	349,832
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24(a)	5,250	$ 5,142,217
			5,492,049

Total Corporate Bonds (cost $1,069,282,903)			1,009,607,694
Municipal Bonds — 2.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	625	656,813
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	2,455	3,168,399
California — 0.6%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,890	7,330,990
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,900	6,443,059
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,475	2,029,231
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	3,170	4,843,475
			20,646,755
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	2,970	4,232,933
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	7,055	7,313,707
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,050	1,045,201
			12,591,841
Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	2,200	3,064,578
Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	400	559,900
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,750	2,435,335

A13

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,075	$ 1,567,877
Rutgers State University of New Jersey (The),
Taxable, Revenue Bonds, BABs
5.665%	05/01/40	1,920	2,514,720
			6,517,932
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,320	1,680,268
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	2,000	2,911,600
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,140,906
			6,732,774
North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%
2.594%(c)	07/25/36	5,900	5,801,293
Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	4,165	4,782,794
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	712,335
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,765,402
			2,477,737
Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,270	1,474,330
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,110	1,292,639

Total Municipal Bonds (cost $62,856,570)			69,767,785
Residential Mortgage-Backed Securities — 7.0%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
1.137%(c)	03/27/36	3,071	2,886,492
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.077%(c)	02/27/37	1,694	1,570,143
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	05/27/36	991	960,940
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.322%(c)	09/26/45	1,086	$ 1,049,867
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	10/25/27	183	182,467
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	04/25/28	1,803	1,788,826
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	04/25/29	1,418	1,410,364
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.047%(c)	07/25/29	2,447	2,435,327
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.547%(c)	07/25/29	2,700	2,310,009
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	10/25/29	5,684	5,648,826
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	10/25/29	5,600	5,347,897
BVRT Financing Trust,
Series 2019-01, Class F, 144A
3.013%	09/15/21^	28,136	28,229,276
Central Park Funding Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.049%(c)	04/25/24	6,800	6,747,525
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.127%(c)	04/25/23	5,282	5,203,905
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	2,362	2,333,773
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	7,136	6,622,256
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	5,404	5,077,199
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.792%(cc)	09/25/47	1,269	1,056,090
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.097%(c)	09/25/31	6,556	5,367,851
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.706%(c)	09/25/45	255	236,693

A14

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.060%(c)	12/26/59^	16,418	$ 16,417,657
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29	990	985,169
Fannie Mae Connecticut Avenue Securities,
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	03/25/31	2,781	2,446,223
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	5,802	6,232,698
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
5.497%(c)	10/25/24	530	502,140
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	11,862	9,620,982
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	17,026	16,668,130
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/26/37	638	627,422
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/26/37	2,500	2,270,320
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	10/26/36	2,996	2,754,046
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	10/26/36	2,025	1,592,934
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	750	745,818
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	2,093	1,844,154
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	9,578	9,029,268
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.081%(c)	04/01/24	1,356	1,334,728
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	709	714,957
MRA Issuance Trust,
Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.855%(c)	05/31/20^	30,600	29,988,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.497%(c)	07/25/28		343	$ 341,346
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	07/25/29		1,117	1,112,154
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.597%(c)	06/25/57		1,545	1,441,109
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.113%(c)	11/27/20		6,181	5,989,171
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.459%(c)	05/27/21		18,617	18,488,622
Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.459%(c)	08/27/21^		6,295	6,295,122
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.347%(c)	03/25/28		118	117,257
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
3.647%(c)	03/25/28		260	262,111
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	06/25/29		438	436,390

Total Residential Mortgage-Backed Securities (cost $232,309,352)				224,723,654
Sovereign Bonds — 4.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.875%	01/15/22	EUR	3,500	1,031,089
4.625%	01/11/23		4,270	1,241,845
6.875%	04/22/21		1,100	322,544
7.820%	12/31/33	EUR	2,104	779,155
7.820%	12/31/33	EUR	226	82,616
8.280%	12/31/33		932	327,234
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,272	2,279,662
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,985	1,866,397
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		755	637,775
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	3,280	3,154,234
4.750%	04/16/26	EUR	3,245	3,070,960

A15

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.375%	04/11/31	EUR	3,565	$ 3,125,812
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		3,310	2,433,697
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,000	1,178,752
3.650%(cc)	02/24/24	EUR	1,100	1,315,506
3.650%(cc)	02/24/26	EUR	850	1,048,345
3.650%(cc)	02/24/31	EUR	1,690	2,203,867
3.650%(cc)	02/24/32	EUR	1,295	1,734,656
3.650%(cc)	02/24/35	EUR	1,000	1,385,096
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	1,112,229
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,899	1,834,736
1.450%	09/18/26	EUR	1,355	1,368,326
3.375%	07/30/25	EUR	1,700	1,915,081
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	2,645	2,946,342
3.750%	06/14/28	EUR	5,755	6,754,393
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, GMTN
1.750%	09/05/24		3,400	3,503,326
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	202,666
2.625%	04/20/22		3,800	3,938,653
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	2,696,391
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,890	2,431,109
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		16,840	18,948,246
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,520	4,711,043
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		5,210	1,506,718
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	745,722
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		8,285	9,506,597
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	6,030	9,245,152
Sr. Unsec’d. Notes, GMTN
5.375%	06/15/33		16,870	19,204,793
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	2,020	2,257,375
3.875%	10/29/35	EUR	800	917,857
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	770	$ 883,437
4.125%	03/11/39	EUR	2,457	2,719,842
4.375%	08/22/23		2,000	2,076,115
4.625%	04/03/49	EUR	500	579,069
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	220	220,200
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		3,097	3,479,704
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,000	6,069,950
2.500%	06/08/22		800	828,249
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		460	450,845
7.750%	09/01/21		3,430	3,297,116
8.994%	02/01/24		510	471,041
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	4,605	4,068,690
7.750%	09/01/20		2,150	2,107,208
7.750%	09/01/22		1,550	1,467,455
8.994%	02/01/24		3,200	2,955,551
9.750%	11/01/28		1,600	1,560,328

Total Sovereign Bonds (cost $173,692,664)				158,200,797
U.S. Government Agency Obligations — 10.5%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		261	272,855
2.500%	03/01/30		1,265	1,322,400
3.000%	05/01/29		1,416	1,490,001
3.500%	09/01/42		724	777,905
3.500%	09/01/49		4,649	4,909,289
4.000%	11/01/37		1,409	1,532,861
4.000%	09/01/40		5,187	5,604,346
4.000%	11/01/40		2,680	2,898,128
4.000%	12/01/40		2,337	2,527,239
4.000%	01/01/44		1,074	1,162,688
4.000%	01/01/44		1,095	1,185,460
4.000%	06/01/48		1,033	1,106,200
4.000%	07/01/48		12,234	13,052,203
4.500%	12/01/40		1,427	1,562,395
4.500%	07/01/41		2,727	2,988,471
4.500%	03/01/42		2,212	2,423,919
4.500%	06/01/44		2,229	2,443,485
6.250%	07/15/32(k)		3,400	5,314,581
6.750%	09/15/29		4,060	6,042,391
6.750%	03/15/31(k)		4,000	6,245,254
Federal Home Loan Mortgage Corp., MTN
2.559%(s)	12/14/29(k)		2,400	2,116,146
Federal National Mortgage Assoc.
2.500%	TBA		6,000	6,221,250
2.500%	04/01/28		82	85,214
2.500%	06/01/28		1,025	1,070,848
2.500%	08/01/28		404	419,339

A16

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/28	549	$ 569,809
3.000%	TBA	46,000	48,237,110
3.000%	02/01/31	2,168	2,270,312
3.000%	01/01/32	335	352,313
3.000%	07/01/43	240	253,293
3.000%	08/01/43	533	564,012
3.000%	11/01/43	7,581	8,016,257
3.000%	12/01/47	8,916	9,467,774
3.500%	04/01/32	2,539	2,675,561
3.500%	05/01/42	1,250	1,342,237
3.500%	05/01/42	1,257	1,349,284
3.500%	05/01/42	1,625	1,744,644
3.500%	07/01/42	6,235	6,695,869
3.500%	09/01/42	3,743	4,020,372
3.500%	09/01/42	18,892	20,287,796
3.500%	02/01/47	3,860	4,094,574
4.000%	09/01/40	2,336	2,526,046
4.000%	12/01/43	100	108,301
4.000%	07/01/47	7,406	8,011,223
4.000%	09/01/47	3,750	4,018,228
4.000%	10/01/47	7,837	8,529,963
4.000%	11/01/47	2,083	2,266,648
4.000%	10/01/48	770	820,734
4.000%	11/01/48	2,154	2,321,485
4.500%	05/01/39	2,211	2,421,103
4.500%	12/01/40	3,595	3,939,857
4.500%	06/01/48	6,227	6,708,468
4.500%	01/01/49	3,050	3,277,839
6.250%	05/15/29(k)	4,310	6,163,642
6.625%	11/15/30(k)	1,485	2,279,602
7.125%	01/15/30(k)	1,440	2,211,989
Freddie Mac Strips Coupon
3.247%(s)	07/15/32	1,000	810,859
Government National Mortgage Assoc.
3.500%	09/15/41	276	297,355
3.500%	11/15/41	5	4,914
3.500%	11/15/41	113	122,132
3.500%	01/15/42	26	27,669
3.500%	02/15/42	208	224,137
3.500%	03/15/42	11	12,050
3.500%	03/15/42	726	782,821
3.500%	05/15/42	187	201,399
3.500%	06/15/42	110	118,256
3.500%	07/15/42	30	31,679
3.500%	07/15/42	148	159,018
3.500%	07/15/42	284	306,143
3.500%	07/15/42	357	384,754
3.500%	08/15/42	19	20,103
3.500%	01/15/43	130	139,966
3.500%	02/15/43	200	214,074
3.500%	04/15/43	500	536,963
3.500%	05/15/43	10	11,046
3.500%	05/15/43	15	16,225
3.500%	05/15/43	40	42,788
3.500%	05/15/43	67	74,820
3.500%	05/20/43	5,393	5,766,049
3.500%	07/15/43	388	431,639
3.500%	10/15/43	38	42,874
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/15/43	25	$ 26,394
3.500%	12/15/43	489	544,621
3.500%	01/15/44	138	147,691
3.500%	08/20/48	13,718	14,554,042
3.500%	09/20/48(k)	24,069	25,496,737
4.000%	01/20/40	785	855,036
4.000%	10/20/40	766	834,744
4.000%	02/20/41	983	1,071,761
4.000%	12/20/46	4,445	4,763,797
4.000%	07/20/47	520	562,537
4.000%	12/20/47	2,661	2,835,022
4.000%	01/20/48	18,458	19,884,131
4.500%	05/20/40	2,383	2,625,783
4.500%	12/20/40	2,264	2,494,570
4.500%	11/20/46	738	807,713
4.500%	08/20/48	5,412	5,742,406
Tennessee Valley Authority Generic Strip, Bonds
2.723%(s)	09/15/30	2,730	2,256,056
2.919%(s)	03/15/33	600	475,611

Total U.S. Government Agency Obligations (cost $325,228,117)			339,079,598
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.250%	08/15/49(k)	5,545	6,721,580
2.375%	11/15/49(h)(k)	13,095	16,323,736
U.S. Treasury Notes
1.500%	02/15/30(h)	315	339,609
2.250%	11/15/27(k)	4,600	5,167,812
2.625%	03/31/25(k)	2,225	2,468,186
U.S. Treasury Principal Strips
2.035%(s)	11/15/44(k)	8,305	5,872,219
U.S. Treasury Strips Coupon
2.100%(s)	11/15/35	350	293,603

Total U.S. Treasury Obligations (cost $32,159,891)			37,186,745

	Shares
Common Stock — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)	64,148	158,446
(cost $1,279,096)

Total Long-Term Investments (cost $3,191,662,480)		3,116,257,719
Short-Term Investments — 4.9%
Affiliated Mutual Funds — 4.9%
PGIM Core Ultra Short Bond Fund(w)	98,489,236	98,489,236
PGIM Institutional Money Market Fund (cost $59,470,406; includes $59,403,080 of cash collateral for securities on loan)(b)(w)	59,557,649	59,462,356

Total Affiliated Mutual Funds (cost $157,959,642)		157,951,592

A17

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $26,602)	$ 1,099,508

Total Short-Term Investments (cost $157,986,244)	159,051,100

TOTAL INVESTMENTS—101.6% (cost $3,349,648,724)	3,275,308,819

Liabilities in excess of other assets(z) — (1.6)%	(52,701,822)

Net Assets — 100.0%	$ 3,222,606,997

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $81,935,743 and 2.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,848,898; cash collateral of $59,403,080 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,657	$ 83,066
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	11,320	187,758
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	22,471	374,185
A18

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	22,780	$ 387,152
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	4,528	67,347
Total Options Purchased (cost $26,602)							$1,099,508
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,834	5 Year U.S. Treasury Notes	Jun. 2020	$229,909,103	$ 1,943,998
373	10 Year U.S. Ultra Treasury Notes	Jun. 2020	58,199,656	3,633,265
1,681	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	372,971,875	30,164,095
				35,741,358
Short Positions:
2,715	2 Year U.S. Treasury Notes	Jun. 2020	598,339,335	(7,260,281)
114	5 Year Euro-Bobl	Jun. 2020	17,000,034	47,876
168	10 Year Euro-Bund	Jun. 2020	31,963,895	(30,817)
780	10 Year U.S. Treasury Notes	Jun. 2020	108,176,250	(759,528)
58	20 Year U.S. Treasury Bonds	Jun. 2020	10,385,625	(150,535)
159	Euro Schatz Index	Jun. 2020	19,673,762	41,386
				(8,111,899)
				$27,629,459
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/20	Barclays Bank PLC	GBP	9,556	$ 12,078,421	$ 11,870,409	$ —	$(208,012)
Expiring 04/02/20	Citibank, N.A.	GBP	12,418	14,360,072	15,424,544	1,064,472	—
Euro,
Expiring 04/02/20	Bank of America, N.A.	EUR	2,116	2,370,000	2,333,442	—	(36,558)
Expiring 04/02/20	Barclays Bank PLC	EUR	111,665	120,374,363	123,161,828	2,787,465	—
Expiring 04/02/20	Citibank, N.A.	EUR	4,015	4,459,985	4,428,630	—	(31,355)
Expiring 04/02/20	Citibank, N.A.	EUR	3,580	3,934,186	3,948,473	14,287	—
Expiring 04/02/20	Citibank, N.A.	EUR	1,103	1,187,781	1,217,067	29,286	—
Expiring 04/02/20	Citibank, N.A.	EUR	809	865,405	892,523	27,118	—
Expiring 04/02/20	Citibank, N.A.	EUR	241	273,671	265,634	—	(8,037)
Expiring 04/02/20	Goldman Sachs International	EUR	4,907	5,539,319	5,412,242	—	(127,077)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	5,875	6,293,426	6,480,309	186,883	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	698	774,211	769,774	—	(4,437)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	318	360,533	351,147	—	(9,386)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	1,789	2,045,294	1,973,377	—	(71,917)
Expiring 05/05/20	BNP Paribas S.A.	EUR	948	1,029,369	1,047,507	18,138	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	9,571	10,294,524	10,570,878	276,354	—
				$186,240,560	$190,147,784	4,404,003	(496,779)

A19

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	21,974	$ 28,384,890	$ 27,294,953	$1,089,937	$ —
Expiring 05/05/20	Citibank, N.A.	GBP	12,418	14,371,260	15,436,078	—	(1,064,818)
Euro,
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	253	275,550	278,767	—	(3,217)
Expiring 04/02/20	UBS AG	EUR	135,760	147,255,982	149,738,611	—	(2,482,629)
Expiring 05/05/20	Barclays Bank PLC	EUR	111,665	120,569,776	123,328,986	—	(2,759,210)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	2,526	2,790,106	2,789,904	202	—
				$313,647,564	$318,867,299	1,090,139	(6,309,874)
						$5,494,142	$(6,806,653)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/23	1.000%(Q)	4,500	0.777%	$ 38,346	$ (4,375)	$ 42,721	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	15,000	0.332%	376,440	(14,583)	391,023	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	4,500	199.475%	(3,380,395)	(4,375)	(3,376,020)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	22,500	2.258%	(1,001,247)	(21,875)	(979,372)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	4,500	1.009%	56	(4,375)	4,431	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	6,000	1.839%	(179,067)	(5,833)	(173,234)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	6,000	1.575%	(122,224)	(5,833)	(116,391)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	4,500	*	(3,843,879)	(4,375)	(3,839,504)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	4,500	1.119%	(18,035)	(4,375)	(13,660)	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	4,500	0.892%	19,292	(4,375)	23,667	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	4,500	0.700%	51,094	(4,375)	55,469	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	13,500	3.757%	(1,276,688)	(13,125)	(1,263,563)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	22,500	5.166%	(3,105,958)	(21,875)	(3,084,083)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	13,500	1.620%	(297,744)	(13,125)	(284,619)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	19,500	1.953%	(660,635)	(18,958)	(641,677)	Barclays Bank PLC
					$(13,400,644)	$(145,832)	$(13,254,812)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	150,000	$13,788,862	$(42,500)	$13,831,362	Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a package trade conisisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which compromise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any pf the components swaps are closed out early, the index exposure will be reduced by an amount proportionate to the terminated swap(s).

A20

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	32,454	*	$651,911	$—	$651,911	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Argentina	06/20/21	5.000%(Q)	3,215	$2,329,627	$1,382,450	$ 947,177	Morgan Stanley & Co. International PLC
United Mexican States	06/20/23	1.000%(Q)	1,710	42,960	10,638	32,322	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	42,331	26,566	15,765	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	14,195	9,976	4,219	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	14,195	9,160	5,035	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	14,194	3,306	10,888	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	7,286	1,803	5,483	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	400	21,906	3,510	18,396	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	355	19,442	2,603	16,839	Citibank, N.A.
				$2,506,136	$1,450,012	$1,056,124

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	4,300	0.439%	$ 7,571	$ 20,839	$ (13,268)	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		13,800	4.579%	(797,644)	138,803	(936,447)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		14,590	1.305%	(5,074)	43,488	(48,562)	Goldman Sachs International
General Electric Co.	06/20/20	1.000%(Q)		5,030	1.305%	(1,750)	19,844	(21,594)	Bank of America, N.A.
Hellenic Republic	06/20/20	1.000%(Q)		10,000	0.791%	8,015	12,370	(4,355)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		1,300	1.606%	(24,153)	(127,162)	103,009	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		7,000	1.801%	(222,843)	(522,580)	299,737	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		2,000	1.801%	(63,669)	(432,500)	368,831	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)		2,000	1.904%	(79,755)	(460,000)	380,245	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)		970	2.054%	(53,586)	(175,640)	122,054	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)		3,000	2.110%	(187,736)	(484,230)	296,494	Citibank, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)		2,650	0.233%	5,439	(109,128)	114,567	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		1,045	1.538%	(22,604)	4,948	(27,552)	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)		3,955	8.570%	(799,074)	(88,087)	(710,987)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,425	8.570%	(287,909)	(78,778)	(209,131)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,405	8.570%	(283,869)	(93,238)	(190,631)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		470	8.570%	(94,960)	(31,963)	(62,997)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		470	8.570%	(94,960)	(31,384)	(63,576)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		470	8.570%	(94,960)	(26,106)	(68,854)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		240	8.570%	(48,490)	(13,261)	(35,229)	Citibank, N.A.
A21

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	7.933%	$ (101,079)	$ (39,728)	$ (61,351)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	355	7.933%	(89,708)	(34,867)	(54,841)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	3,215	193.160%	(2,364,371)	(1,543,200)	(821,171)	Morgan Stanley & Co. International PLC
State of Illinois	06/20/24	1.000%(Q)	1,610	3.286%	(135,538)	(20,656)	(114,882)	Citibank, N.A.
					$(5,832,707)	$(4,072,216)	$(1,760,491)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	62,200	$(616,914)	$2,053,219	$2,670,133

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	111,960	1.080%	$2,956,696	$(369,363)	$(3,326,059)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	32,200	*	$(148,361)	$(19,320)	$(129,041)	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A22

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	12,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (60)	$ 234,773	$ 234,833
BRL	47,377	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(218,174)	(218,174)
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	43,279	43,279
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	54,489	54,489
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(17,382)	(17,382)
CNH	26,020	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	93	107,293	107,200
CNH	76,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	311,430	311,430
CNH	56,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(52)	252,127	252,179
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(139)	214,806	214,945
COP	8,418,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(9,144)	(9,144)
COP	5,947,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(54,363)	(54,363)
COP	4,161,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(37,276)	(37,276)
EUR	7,985	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,797)	(29,624)	(22,827)
EUR	2,665	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,693)	(20,624)	(18,931)
EUR	12,145	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(68,266)	(205,688)	(137,422)
EUR	1,680	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(17,524)	(47,984)	(30,460)
EUR	10,015	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(58,876)	(356,123)	(297,247)
EUR	5,135	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(84,692)	(258,669)	(173,977)
GBP	1,060	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(7,722)	(12,485)	(4,763)
GBP	3,270	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(103,656)	(131,835)	(28,179)
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(122,129)	(122,129)
GBP	4,490	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(350,312)	(429,070)	(78,758)
HUF	213,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	3,252	3,252
HUF	3,333,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	58,628	58,628
HUF	936,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	68,573	68,573
JPY	3,452,700	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(7,578)	(7,578)
NZD	4,600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	156,319	156,319
	102,460	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,660)	621,516	623,176
	65,880	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(19,727)	(19,727)
	37,685	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(13,074)	804,434	817,508
	69,171	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(236,884)	(236,884)
	21,638	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	469,182	469,182
	100,900	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(262,829)	(262,829)
	127,979	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	2,361,364	2,361,364
	67,640	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(295,716)	(295,716)
	7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(423,324)	(423,324)
	10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	127	(661,373)	(661,500)
	42,303	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(124,949)	(5,043,772)	(4,918,823)
	10,675	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	233	(1,297,794)	(1,298,027)
	29,530	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(123,279)	(2,478,938)	(2,355,659)
	24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	(2,534,003)	(2,857,424)
	6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	(677,391)	(686,122)
	11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,813)	(1,406,454)	(1,398,641)
	5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(560,737)	(560,737)
	10,636	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(39,440)	(2,016,922)	(1,977,482)
	7,374	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(40,763)	(1,337,940)	(1,297,177)
	18,456	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	5,796	(2,041,052)	(2,046,848)
A23

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	6,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	$ —	$ (620,299)	$ (620,299)
	4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	239	(770,254)	(770,493)
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(466,639)	(466,639)
	6,224	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	53,581	196,621	143,040
	3,180	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	66,133	66,133
	7,050	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(680,664)	(680,664)
	17,348	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(265,368)	(2,544,777)	(2,279,409)
	3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	208	(587,124)	(587,332)
	1,730	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(752,299)	(752,299)
	1,600	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(731,417)	(731,417)
ZAR	58,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,719)	(259,838)	(257,119)
ZAR	78,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(24,705)	(334,566)	(309,861)
ZAR	42,100	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,193	(165,750)	(166,943)
ZAR	46,700	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(443)	(144,853)	(144,410)
ZAR	31,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(306)	(88,577)	(88,271)
ZAR	7,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(161)	16,519	16,680
					$(950,847)	$(25,359,323)	$(24,408,476)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,909	$(49,017)	$(3,913)	$(45,104)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24